Investment Strategy - Brendan Wood TopGun ETF	Dec. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing, under normal market circumstances, a substantial portion of its assets in publicly listed equity securities included in a model portfolio provided by the Fund’s investment sub-adviser (“Model”). No assurance can be given that the Fund will achieve its investment objective and you could lose all your investment in the Fund.

Brendan Wood TopGun Model

The Model was developed by Brendan Wood International, an affiliate of the Fund’s investment sub-adviser (“Brendan Wood” or the “Sub-Adviser”).

Construction of the Model begins with the identification of approximately 1,400 companies composing the Brendan Wood “Shareholder Conviction Universe”, which are generally stocks of liquid large and mid-capitalization companies (with market capitalizations of $2 billion or greater) that trade on a national exchange in the United States, including American Depositary Receipts (“ADRs”). Companies included in the Shareholder Conviction Universe are evaluated based on the results of up to 2,000 personal interviews/consultations with institutional investment professionals, including large financial services companies and advisory firms, conducted by Brendan Wood during the calendar year. These interviews with institutional investment professionals are designed to generate data that is used by Brendan Wood to establish the investment quality of companies in the Shareholder Conviction Universe and then rate and rank the companies based on multiple investment attributes discussed. These interviews include questions regarding various investment quality metrics, including each company’s business strategy, long-term and short-term performance, executive and senior management, governance (including the company’s environmental, social and governance (“ESG”) practices), reporting and disclosure, balance sheet, commitment to own, momentum and price appreciation. Those companies that are identified with the highest investment quality ratings are selected for inclusion in the Model (collectively, “TopGun companies”). The Model generally contains approximately 25 TopGun companies.

When the investment quality/demand score indicates that a TopGun company has dropped out of TopGun status the company will be removed from the Model. The proceeds that would have been generated from any such sale are allocated to other TopGun companies, as determined by their TopGun investment quality/demand score. In the event that no more than 15 companies meet the TopGun scoring criteria at any time, the Model will reflect allocation of the proceeds of a sale of companies removed from the Model to cash, fixed income securities, including U.S. government securities, corporate bonds that are rated investment grade at time of purchase, and money market instruments, and/or exchange-traded funds (“ETFs”) that invest in large cap companies until a TopGun quality/demand score identifies a qualifying additional company for inclusion in the Model.

The Model is reconstituted and rebalanced to be dollar weighted equally in January of each year. The Model’s exposure may change significantly with each reconstitution or based on market movements between reconstitutions.

The Adviser will generally invest in the Model as provided by the Sub-Adviser, but may deviate from the Model in its sole discretion.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

In attempting to respond to adverse market, economic, political, or other conditions, as determined by the Adviser, upon its recommendation, for temporary defensive purposes, the Fund may deviate from its investment strategy by investing some, or all, of its total assets in U.S. government securities, money market instruments, and cash. The Fund may not achieve its investment objective when it does so.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing, under normal market circumstances, a substantial portion of its assets in publicly listed equity securities included in a model portfolio provided by the Fund’s investment sub-adviser (“Model”).